CONVERTIBLE LOAN notes (the “notes”)	12 Months Ended
Mar. 31, 2025
Convertible Loan Notes
CONVERTIBLE LOAN notes (the “notes”)

18 CONVERTIBLE LOAN notes (the “notes”)

	At 31 March 2025	At 31 March 2024
	USD	USD
Fair value of the Notes	-	3,743,000
Accrued interest	-	347,342
	-	4,090,342
Classified as:
Current liabilities	-	3,975,534
Non-current liabilities	-	114,808
	-	4,090,342

In January 2023, the Company issued a convertible loan note instrument to create unsecured Notes of up to $10,000,000 in aggregate, bears fixed interest rate of 8% per annum. The Notes had a maturity date on the second anniversary of the effective date of the instrument.

The Notes would automatically convert into ordinary shares at the conversion price on the earlier of the following events, (i) a relevant fund raising, (ii) change of control, or (iii) an initial public offering (“IPO”). Such senior class of shares to be issued to investors in connection with the relevant fund raising or issued at the completion of the change of control or IPO.

During the year ended 31 March 2024, a Note with a face value of $100,000 was issued resulting in an aggregate face value of $3,350,000 as of 31 March 2024.

Upon the Recapitalization in July 2024, the $1,000,000 loan due from DSL to a related company, Diginex (Holdings) Limited, was converted into $1,000,000 Notes of which Rhino Ventures held $517,535 of the principal amount and Working Capital Innovation Fund II L.P. held $482,465 of the principal amount.

On 3 August 2024, the maturity date of the Notes with a principal of $1,000,000 was extended to 3 November 2024.

On December 20, 2024, following the Company’s registration statement being declared effective by the SEC, all the outstanding Notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totaling $5,101,781, were converted into Ordinary Shares at a conversion price of $2.17 resulting in the issuance of 2,347,134 Ordinary Shares. During the year ended March 31, 2025, a fair value loss of $639,000 (2024: loss of $374,000) was recognized and there were no Notes outstanding as of March 31, 2025.

The fair value of the Notes as of the date of conversion amounted to $5,382,000 and is determined using binomial option pricing model.

For details of fair value measurement as of 31 March 2024, please refer to note 26.5 to the consolidated financial statements.